LEASES - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 80,502
Additions	25,231
Exchange realignment	760
Depreciation of right-of-use assets	(7,041)
Ending balance	$ 99,452